SCHEDULE OF ANNUAL LEASE PAYMENTS (Details) - Key Mining Corp [Member]	Dec. 31, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
Initial payment August 20, 2021 (paid August 20, 2021)	$ 75,000
August 30, 2022 (paid August 30, 2022)	125,000
August 30, 2023 (paid August 25, 2023)	175,000
August 30, 2024	500,000
August 30, 2025	1,000,000
August 30, 2026	2,000,000
August 30, 2027	6,125,000
Total	$ 10,000,000